FINANCIAL ASSETS (Tables)	6 Months Ended
Jun. 30, 2025
Financial Instruments [Abstract]
Schedule of financial assets classification
The following table provides the details of financial instruments and their associated financial instrument classifications as at June 30, 2025:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$3,329	$3,329
Accounts and other receivable, net (current and non-current)	—	—	7,148	7,148
Financial assets (current and non-current) (1)	878	4,572	6,208	11,658
Total	$878	$4,572	$16,685	$22,135
Financial liabilities
Accounts payable and other (current and non-current) (1) (2)	$191	$167	$6,652	$7,010
Borrowings (current and non-current)	—	—	43,609	43,609
Total	$191	$167	$50,261	$50,619
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(1)FVOCI and FVTPL include derivative assets and liabilities designated in hedge accounting relationships. Refer to Hedging activities in Note 4(a) below.
(2)Includes derivative liabilities, and excludes liabilities associated with assets held for sale, provisions, decommissioning liabilities, deferred revenue, insurance contract liabilities, work in progress, post-employment benefits and other liabilities of $6,756 million.
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2024:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$3,239	$3,239
Accounts and other receivable, net (current and non-current)	—	—	6,279	6,279
Financial assets (current and non-current) (1)	937	4,767	6,667	12,371
Total	$937	$4,767	$16,185	$21,889
Financial liabilities
Accounts payable and other (1) (2)	$170	$187	$8,194	$8,551
Borrowings (current and non-current)	—	—	38,862	38,862
Total	$170	$187	$47,056	$47,413
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(1)FVOCI and FVTPL include derivative assets and liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 4(a) below.
(2)Includes derivative liabilities and excludes liabilities associated with assets held for sale, provisions, decommissioning liabilities, deferred revenues, insurance contract liabilities, work in progress, post-employment benefits and other liabilities of $8,140 million.

(US$ MILLIONS)	June 30, 2025	December 31, 2024
Current
Marketable securities	$573	$571
Restricted cash	75	165
Derivative assets	190	185
Loans and notes receivable	306	396
Other financial assets (1)	265	220
Total current	$1,409	$1,537
Non-current
Marketable securities	$2,396	$2,333
Restricted cash	65	63
Derivative assets	179	337
Loans and notes receivable (2)	5,402	5,734
Other financial assets (1)	2,207	2,367
Total non-current	$10,249	$10,834
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(1)Other financial assets primarily consist of asset-backed securities and high yield bonds at the partnership’s residential mortgage insurer and convertible preferred shares held in the partnership’s audience measurement operation.
(2)Loans and notes receivable includes $4,678 million (December 31, 2024: $5,014 million) of mortgage receivables related to the partnership’s Australian asset manager and lender.

(US$ MILLIONS)	June 30, 2025	December 31, 2024
Current, net	$6,191	$5,178
Non-current, net
Accounts receivable	191	449
Retainer on customer contract	69	55
Billing rights	697	597
Total non-current, net	$957	$1,101
Total (1)	$7,148	$6,279
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(1)Includes a receivable of $1,856 million (December 31, 2024: $1,341 million) related to tax benefits at the partnership’s advanced energy storage operation. Refer to Note 2(b)(i) for additional information.